Related Party Transactions - Narrative (Details) (Affiliated Entity, Corporate Development and Administrative Services Agreement, USD $) In Millions, unless otherwise specified	4 Months Ended		12 Months Ended
	Apr. 21, 2014	Apr. 22, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011
Affiliated Entity | Corporate Development and Administrative Services Agreement
Related Party Transaction [Line Items]
Expenses related to performance of services agreement	$ 0.1	$ 0	$ 0.2	$ 0.2	$ 0.2